Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation

Incentive Awards

Stock-based incentive awards are provided to directors and employees under the terms of our 2015 and 2021 Equity Incentive Plans (collectively, the “Plan”) as administered by the Board. Awards available under the Plan principally include stock options, performance share units, restricted share units or any combination thereof. The maximum number of new shares that may be granted under the Plan is 20.5 million shares. To the extent any award is forfeited, expires, lapses, or is settled for cash, the award is available for reissue under the Plan. We utilize authorized and unissued shares to satisfy all shares issued under the Plan.

Stock Options

Stock options are awards that allow the employee to purchase shares of our stock at a fixed price. Stock options are granted under the Plan at an exercise price not less than the fair market value of a share on the date of grant. In 2021, stock options were granted solely to our former Chief Executive Officer, which will vest in 2024 subject to certain performance and other criteria, and have a contractual term of approximately seven years. No stock options were granted in 2020 or 2019.

Stock Awards

Stock awards are principally made in the form of performance share units (“PSUs”) and restricted share units (“RSUs”). PSUs are stock awards where the number of shares ultimately received by the employee depends on the Company’s performance against specified targets, which may include Adjusted EBITDA, Free Cash Flow and Total Shareholder Return (“TSR”) relative to the Russell Mid Cap Market Index. PSUs typically vest 50% over an approximate three-year period and 50% over an approximate four-year period (i.e. four years to vest both tranches). In 2021, a second round of PSUs was granted in lieu of there being no 2020 PSUs that vest 50% over an approximate two-year period and 50% over an approximate three-year period. Dividend equivalents are not paid under the Plan. The fair value of each PSU is determined on the grant date or modification date, based on the Company’s stock price, adjusted for the exclusion of dividend equivalents, and assumes that performance targets will be achieved. Over the performance period, the number of shares of stock that will be issued is adjusted based upon the probability of achievement of performance targets. The ultimate number of shares issued and the related compensation cost recognized as expense is based on a comparison of the final performance metrics to the specified targets.

RSUs are stock awards granted to directors that entitle the holder to shares of common stock as the award vests, typically over a one-year period, and have a contractual term of 10 years. Dividend equivalents are not paid under the Plan. In 2020, RSUs were also granted to employees, which vest in approximately one- and two-year vesting periods.

Stock Option Activity

A summary of our stock option activity and related information is as follows:

		Weighted-Average
	Stock Options	Exercise Price Per Share ($)	Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($ in millions)
Outstanding at January 1, 2021	422,500	21.49
Granted	172,500	20.37
Forfeited	(172,500)	30.12
Outstanding at December 31, 2021	422,500	17.51	2.82
At December 31, 2021:
Vested and expected to vest	422,500	17.51	2.82	5
Exercisable	250,000	15.53	0.38	3
No stock options were exercised in 2021, 2020 and 2019.

Fair Value of Stock Options Granted

We estimate the fair value of stock options at the date of grant using a valuation model that incorporates key inputs and assumptions as detailed in the table below. The weighted-average grant date fair value of stock options granted during 2021 was $9.82 per share.

2021
Valuation model	Monte Carlo
Exercise price ($)	20.37
Expected option term (in years)	2.00
Expected volatility of the Company’s stock (%)	60.00
Risk-free interest rate (%)	0.80
Dividend yield (%)	—

The expected volatility assumes the historical volatility is indicative of future trends, which may not be the actual outcome. The expected option term is based on historical data and is not necessarily indicative of exercise patterns that may occur. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of our original estimates of fair value.

Stock Award Activity

A summary of our stock award activity and related information is as follows:

	PSUs	Weighted- Average Grant Date Fair Value ($)	RSUs	Weighted- Average Grant Date Fair Value ($)
Nonvested at January 1, 2021	3,356,966	18.40	2,366,383	9.05
Granted	3,740,075	26.10	79,844	22.29
Vested	(200,995)	20.91	(1,198,742)	9.05
Forfeited	(1,595,221)	25.87	(188,013)	9.08
Nonvested at December 31, 2021	5,300,825	21.50	1,059,472	10.05

At December 31, 2021:
Unrecognized cost for nonvested awards ($ in millions)	85		5
Weighted-average future recognition period (in years)	2.93		0.92

The total vest-date fair value of PSUs vested was $3 million, $3 million, and $4 million in 2021, 2020, and 2019, respectively. The total vest-date fair value of RSUs vested was $33 million, $1 million, and $1 million for 2021, 2020, and 2019, respectively.

Fair Value of Stock Awards Granted

We estimated the fair value of PSUs at the date of grant using a Monte Carlo simulation valuation model, as the awards include a market condition. The market condition is based on the Company’s TSR relative to the Russell Midcap Market Index.

During 2021, 2020, and 2019, we estimated the fair value of RSUs at the date of grant based on our stock price. Details of the grants are as follows:

	2021	2020	2019
PSUs granted during the year	3,740,075	—	2,133,512
Weighted-average grant date fair value ($)	26.10	—	11.10

RSUs granted during the year	79,844	2,375,141	131,676
Weighted-average grant date fair value ($)	22.29	9.04	14.10
Stock-Based Compensation Expense

Total compensation cost (recovery) for our stock-based compensation plans is recorded based on the employees’ respective functions as detailed below.

	For the year ended December 31,
($ in millions)	2021	2020	2019
Cost of services	2	(1)	2
Selling, general and administrative	30	(4)	21
Research and development	3	(1)	3
Stock-based compensation expense before income taxes	35	(7)	27
Income tax benefit (provision)	8	(2)	6
Total stock-based compensation, net of tax	27	(5)	20

The 2020 recovery results from the reversal of 2019 and 2018 expense due to certain PSUs that were no longer forecasted to be achieved.